Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Item 402(v) of Regulations
S-K,
we are providing the following information regarding the relationship between compensation actually paid (
CAP
) to our principal executive officer (
PEO
) and
Non-PEO
NEOs and certain financial performance of Liberty Global for the fiscal years listed below. As noted above in —
Compensation Discussion and Analysis—Compensation Philosophy and Goals
, Liberty Global aims to compensate its executives mostly in the form of long-term incentives that appreciate in value as the company’s stock price increases, thereby aligning executive incentives with the objectives of our shareholders. These compensation incentives vest over a multi-year timeframe, promoting stable leadership for our company and rewarding our executives for sustained long-term shareholder value creation. Because a significant proportion of our executive’s compensation is tied to SARs, the value of which is almost entirely dependent on stock price performance, the amounts required to be disclosed in the below Pay Versus Performance (
PVP
) table may show material changes in CAP as a result of stock price fluctuations. Such stock price fluctuations may be, to a greater or lesser extent, the result of macroeconomic conditions or wider stock market movements and may not necessarily reflect the financial performance of the company.
Tabular Disclosure of Pay Versus Performance

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return		Peer Group Total Shareholder Return (3)	Net Income (M)	Adjusted EBITDA less Property and Equipment Additions for Compensation Purposes (M) (4)
2023	$44,560,900	$35,037,457	$10,845,183	$7,719,535	Class A: $ Class B: $ Class C: $	78.14 78.32 85.50	$101.36	$(3,874)	$2,368
2022	$19,002,343	$(22,742,395)	$4,640,491	$(4,025,991)	Class A: $ Class B: $ Class C: $	83.25 83.55 89.13	$89.91	$1,986	$2,132
2021	$61,986,909	$70,333,893	$14,634,664	$16,814,558	Class A: $ Class B: $ Class C: $	121.99 123.83 128.85	$115.69	$13,610	$2,748
2020	$44,952,330	$42,872,855	$9,689,397	$11,745,430	Class A: $ Class B: $ Class C: $	106.51 107.83 108.49	$109.83	$(1,467)	$2,158

(1)
For each fiscal year reported in this table, our PEO was Mike Fries, and our non-PEO
NEOs were Charlie Bracken, Bryan Hall, Enrique Rodriguez and Andrea Salvato. CAP amounts are reported in accordance with SEC rules and do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The table below provides a reconciliation of the adjustments made to the Summary Compensation Table Totals to arrive at the Compensation Actually Paid.

	Chief Executive Officer				Average of Other NEOs
	2020	2021	2022	2023	2020	2021	2022	2023

Summary Compensation Table Total	$44,952,330	$61,986,909	$19,002,343	$44,560,900	$9,689,397	$14,634,664	$4,640,491	$10,845,183
Less grant value of stock and option awards made during the year, as reported in the Summary Compensation Table	(32,387,578)	(43,195,394)	(199,144)	(24,309,214)	(7,136,446)	(11,187,228)	(489,628)	(7,391,654)
Plus adjustments to equity awards (a)	30,308,103	51,542,378	(41,545,594)	14,785,771	9,192,479	13,367,122	(8,176,854)	4,266,006

Compensation Actually Paid	$42,872,855	$70,333,893	$(22,742,395)	$35,037,457	$11,745,430	$16,814,558	$(4,025,991)	$7,719,535

(a)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value, as of the end of the applicable year (from the end of the prior fiscal year), of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. Time-vested RSUs are valued at the closing prices of the applicable class of the company’s common shares on each applicable valuation date. Time-vested SARs are valued using the Black-Scholes option pricing model, and for each valuation date, the fair value was determined using the closing price of the applicable class of the company’s common shares on such date, the volatility and risk-free rate assumptions that were in effect for the given year and the expected life assumption that was in effect on the original grant date of the SARs, less the time that has elapsed since the grant date.

(2)	Dollar amounts reported represent the average of the reported “Total” amounts for our NEOs as a group (excluding our CEO) in the Summary Compensation Table above.

(3)
In accordance with applicable SEC rules, the peer group used in this table is the same peer group that we utilized in our Annual Report on Form
10-K
for the year ended December 31, 2023 to prepare our stock performance graph in such Annual Report.

(4)
The company’s compensation committee and board of directors considers Adjusted EBITDA less Property and Equipment Additions for Compensation Purposes to have been the most important financial metric used in determining executive compensation in 2023. We define Adjusted EBITDA less P&E Additions for Compensation Purposes as our proportionate (including with respect to our non-consolidated
joint ventures) Adjusted EBITDA less capital expenditures on an accrual basis, amounts financed under vendor financing or finance lease arrangements and other non-cash
additions. We define “
Adjusted EBITDA
” as earnings (loss) from continuing operations before net income tax benefit (expense), other non-operating
income or expenses, net share of results of affiliates, net gains (losses) on debt extinguishment, net realized and unrealized gains (losses) due to changes in fair values of certain investments, net foreign currency transaction gains (losses), net gains (losses) on derivative instruments, net interest expense, depreciation and amortization, share-based compensation, provisions and provision releases related to significant litigation and impairment, restructuring and Other Operating Items. “
Other Operating Items
” includes (a) gains and losses on the disposition of long-lived assets, (b) third-party costs directly associated with successful and unsuccessful acquisitions and dispositions, including legal, advisory and due diligence fees, as applicable, and (c) other acquisition-related items, such as gains and losses on the settlement of contingent consideration.

Company Selected Measure Name	Adjusted EBITDA less Property and Equipment Additions for Compensation Purposes
Named Executive Officers, Footnote	our non-PEO NEOs were Charlie Bracken, Bryan Hall, Enrique Rodriguez and Andrea Salvato.
Peer Group Issuers, Footnote	In accordance with applicable SEC rules, the peer group used in this table is the same peer group that we utilized in our Annual Report on Form
10-K
	for the year ended December 31, 2023 to prepare our stock performance graph in such Annual Report.
PEO Total Compensation Amount	$ 44,560,900	$ 19,002,343	$ 61,986,909	$ 44,952,330
PEO Actually Paid Compensation Amount	$ 35,037,457	(22,742,395)	70,333,893	42,872,855
Adjustment To PEO Compensation, Footnote

	Chief Executive Officer				Average of Other NEOs
	2020	2021	2022	2023	2020	2021	2022	2023

Summary Compensation Table Total	$44,952,330	$61,986,909	$19,002,343	$44,560,900	$9,689,397	$14,634,664	$4,640,491	$10,845,183
Less grant value of stock and option awards made during the year, as reported in the Summary Compensation Table	(32,387,578)	(43,195,394)	(199,144)	(24,309,214)	(7,136,446)	(11,187,228)	(489,628)	(7,391,654)
Plus adjustments to equity awards (a)	30,308,103	51,542,378	(41,545,594)	14,785,771	9,192,479	13,367,122	(8,176,854)	4,266,006

Compensation Actually Paid	$42,872,855	$70,333,893	$(22,742,395)	$35,037,457	$11,745,430	$16,814,558	$(4,025,991)	$7,719,535

Non-PEO NEO Average Total Compensation Amount	$ 10,845,183	4,640,491	14,634,664	9,689,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,719,535	(4,025,991)	16,814,558	11,745,430
Adjustment to Non-PEO NEO Compensation Footnote

	Chief Executive Officer				Average of Other NEOs
	2020	2021	2022	2023	2020	2021	2022	2023

Summary Compensation Table Total	$44,952,330	$61,986,909	$19,002,343	$44,560,900	$9,689,397	$14,634,664	$4,640,491	$10,845,183
Less grant value of stock and option awards made during the year, as reported in the Summary Compensation Table	(32,387,578)	(43,195,394)	(199,144)	(24,309,214)	(7,136,446)	(11,187,228)	(489,628)	(7,391,654)
Plus adjustments to equity awards (a)	30,308,103	51,542,378	(41,545,594)	14,785,771	9,192,479	13,367,122	(8,176,854)	4,266,006

Compensation Actually Paid	$42,872,855	$70,333,893	$(22,742,395)	$35,037,457	$11,745,430	$16,814,558	$(4,025,991)	$7,719,535

Compensation Actually Paid vs. Total Shareholder Return
CAP to Total Shareholder Return
We believe that the PVP statistics shown in the table above demonstrate that our compensation philosophy described in —
Compensation Discussion
 & Analysis—Compensation Philosophy and Goals
operates as intended by creating the desired alignment of executive compensation and shareholder value creation, such that our executives are rewarded for achieving sustained share price appreciation, directly benefiting our shareholders. The PVP table shows a correlation between executive CAP in a given year and the company’s total shareholder return (
TSR
) for that year, indicating that our executives’ compensation moves directionally with our share price. TSR is dependent upon market dynamics and may not, for any specific period, reflect the company’s operating and financial performance for that period, as the market may take into account other factors such as exchange rates, sector performance, macroeconomic trends, projections, capital rotation and many other factors. This relational movement of CAP and TSR will, we believe, continue to incentivize our leaders to build on Liberty Global’s accomplishments and achieve share price growth over the long term.

Compensation Actually Paid vs. Net Income
CAP to Net Income
Applicable regulations require the table below, showing CAP as compared with GAAP net income. For our company, which has a history of substantial investments in infrastructure, net income will be impacted negatively by the magnitude of those investments, despite positive adjusted free cash flow generation. The company does not use net income in setting its compensation plans or arrangements.

Compensation Actually Paid vs. Company Selected Measure
CAP to Adjusted EBITDA less P&E Additions for Compensation Purposes
The company believes that the most important financial metric in determining our annual bonus compensation for executives is annual proportionate Adjusted EBITDA less P&E Additions for Compensation Purposes. This metric is weighted 50% of the overall target payout (as described above in —
Compensation Discussion
 & Analysis—Elements of Our Compensation Packages—Annual Performance Bonus Awards—Design of Our 2022 Annual Bonus Program
) and includes results from both our consolidated and our 50% owned non-consolidated
U.K. and Dutch businesses, all businesses proportionally weighted by our ownership percentage. With respect to our equity compensation the most important metric is actual stock performance. The chart below shows our CAP as compared with the proportionate Adjusted EBITDA less P&E Additions Compensation Purposes with respect to each of the three years as used in determining executive compensation.
Note that the figures in this chart do not take into account various factors that may impact year on year comparisons including, for example, currency movements, acquisitions or dispositions or other transactions that could impact year on year comparability. Shareholders should review the Company’s audited financial statements for the relevant years in question.

Total Shareholder Return Vs Peer Group
Company TSR to Peer Group TSR
As part of our PVP disclosure, we utilize a weighted telecommunications index created by Nasdaq for our peer comparison group (our
Peer Group
). This Peer Group index is the same index used in our Annual Report on Form
10-K
for purposes of complying with Item 201(e) of Regulation
S-K.
Our Peer Group index is composed exclusively of U.S.-listed companies with primarily U.S. operations. Given our European-focused operations, we may, from time to time, diverge from the index, either positively or negatively, due to regional differences in the telecommunications market and market-wide movements in domestic versus international stocks.

Tabular List, Table
Table of Performance Measures
The four items listed below represent an unranked list of the most important performance metrics used by the company linking CAP to the NEOs for 2023 and Company performance. See —
Compensation Discussion and Analysis—Elements of Our Compensation Packages
for additional information concerning each of these financial and non-financial
metrics.

Metric	Description
Adjusted EBITDA less P&E Additions for Compensation Purposes	Financial metric used in 2020 - 2023 annual bonus program for all NEOs

Revenue	Financial metric used in 2020 - 2023 annual bonus program for all NEOs

PPP	Non-financial metric used in 2022 and 2023 annual bonus program for all NEOs

Customer	Non-financial metric used in 2022 and 2023 annual bonus program for all NEOs

Peer Group Total Shareholder Return Amount	$ 101.36	89.91	115.69	109.83
Net Income (Loss)	$ (3,874,000,000)	$ 1,986,000,000	$ 13,610,000,000	$ (1,467,000,000)
Company Selected Measure Amount	2,368,000,000	2,132,000,000	2,748,000,000	2,158,000,000
PEO Name	Mike Fries
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA less P&E Additions for Compensation Purposes
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	PPP
Measure:: 4
Pay vs Performance Disclosure
Name	Customer
Class A [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 78.14	$ 83.25	$ 121.99	$ 106.51
Class B [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	78.32	83.55	123.83	107.83
Class C [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	85.5	89.13	128.85	108.49
PEO | Less grant value of stock and option awards made during the year, as reported in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,309,214)	(199,144)	(43,195,394)	(32,387,578)
PEO | Plus adjustments to equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,785,771	(41,545,594)	51,542,378	30,308,103
Non-PEO NEO | Less grant value of stock and option awards made during the year, as reported in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,391,654)	(489,628)	(11,187,228)	(7,136,446)
Non-PEO NEO | Plus adjustments to equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,266,006	$ (8,176,854)	$ 13,367,122	$ 9,192,479